Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2006-R-M

Class A-1 5.37% Asset Backed Notes

Class A-2 5.42% Asset Backed Notes

Class A-3 5.53% Asset Backed Notes

Preliminary Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2006-R-M, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Depositor, and Wells Fargo Bank, N.A., as Trust Collateral Agent and Backup Servicer, dated as of May 10, 2006. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

The undersigned hereby certifies that no Trigger Event has occurred on the related Determination Date.

Monthly Period Beginning:	05/11/2006
Monthly Period Ending:	05/31/2006
Prev. Distribution/Close Date:	05/18/2006
Distribution Date:	06/06/2006
Days of Interest for Period:	18
Days in Collection Period:	21
Collection Periods Reported:	1
Revolving Period:	YES

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	76,229	05/11/2006	05/18/2006	$1,297,299,453
Sub. Purchase #1

Total	76,229			$1,297,299,453

I.	MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1}	Beginning of period Aggregate Principal Balance			{1}	$1,297,299,453

{2}	Purchase of Subsequent Receivables			{2}	0

	Monthly Principal Amounts
	{3}	Collections on Receivables outstanding at end of period	{3}	20,238,871

	{4}	Collections on Receivables paid off during period	{4}	5,631,497

	{5}	Receivables becoming Liquidated Receivables during period	{5}	259,745

	{6}	Receivables becoming Purchased Receivables during period	{6}	0

	{7}	Other Receivables adjustments	{7}	12,991

	{8}	Less amounts allocable to Interest	{8}	(12,453,301)

	{9}	Total Monthly Principal Amounts		{9}	13,689,803

{10}	End of period Aggregate Principal Balance			{10}	$1,283,609,650

{11}	Pool Factor ({10} / Original Pool Balance)			{11}	98.9447461%

II.	MONTHLY PERIOD NOTE BALANCE CALCULATION:

			Class A-1	Class A-2	Class A-3	TOTAL
{12}	Original Note Balance	{12}	$448,000,000	$552,000,000	$200,000,000	$1,200,000,000

{13}	Beginning of period Note Balance	{13}	$448,000,000	$552,000,000	$200,000,000	$1,200,000,000

{14}	Noteholders’ Principal Distributable Amount	{14}	0	0	0	0
{15}	Noteholders’ Accelerated Principal Amount from Collection Account	{15}	0	0	0	0
{16}	Noteholders’ Accelerated Principal Amount from Spread Account	{16}	0	0	0	0
{17}	Note Prepayment Amount	{17}	0	0	0	0
{18}	Deficiency Amount	{18}	0	0	0	0

{19}	End of period Note Balance	{19}	$448,000,000	$552,000,000	$200,000,000	$1,200,000,000

{20}	Note Pool Factors ({19} / {12})	{20}	100.0000000%	100.0000000%	100.0000000%	100.0000000%

III.	RECONCILIATION OF REVOLVING ACCOUNT:

{21}	Beginning of period Revolving Account balance			{21}		$0

	Additions to the Revolving Account
	{22}	Deposits from Collections Account - Noteholders Principal Distributable Amount		{22}	13,689,803

	{23}	Deposits from Collections Account - Excess Available to maintain Required Revolving Pool Balance		{23}	7,400,448

	{24}	Investment Earnings		{24}
	{25}	Total Additions		{25}		21,090,251

{26}	Revolving Account balance available for withdrawals			{26}		21,090,251

		Amount Required in Revolving Account
		Required Revolving Pool Balance (Proforma Note Balance/ 1-Overcollateralization Amount)	1,379,310,345
		Ending Receivable Balance	1,283,609,650

		Amount Required in Revolving Account	95,700,695

	Withdrawals from the Revolving Account
	{27}	Principal Balance of Subsequent Receivables transferred - to the Seller		{27}	0

	{28}	Any Excess above the amount required in the Revolving Account - to Collection Account		{28}	0

	{29}	Mandatory Note Prepayment - end of Revolving Period		{29}	0

	{30}	Total Withdrawals		{30}		0

{31}	End of period Revolving Account balance			{31}		21,090,251

IV.	OVERCOLLATERALIZATION AMOUNT CALCULATION

{32}	Current Distribution Date Before November 2008?					{32}	Yes

{33}	If {32} is Yes, then Overcollateralization Amount 13.00%					{33}		13.00%

{34}	If {32} is No, then refer to the following table
		OC Amount	3mo Avg Delinquency Ratio	Cumulative Net Loss Ratio	Default Ratio	3mo Avg Extension Ratio
		N/A
{35}	Overcollateralization Amount per Table if applicable					{35}		NA

{36}	Overcollateralization Amount					{36}		13.00%

V.	CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT

{37}	Total Monthly Principal Amounts	{37}		$13,689,803

{38}	Required Pro-forma Note Balance (the product of 100%-Overcollateralization Amount {32} and the Aggregate Principal Balance {10})	{38}	1,116,740,396

{39}	Pro Forma Note Balance ({13} - {9})	{39}	1,200,000,000

{40}	Step-down Amount ({38} - {39})	{40}		0

{41}	Principal Distributable Amount ({37} - {40})	{41}		$13,689,803

VI.	RECONCILIATION OF COLLECTION ACCOUNT:

	Available Funds:
	{42}	Collections on Receivables during period (net of Liquidation Proceeds and Fees)							{42}	$25,870,248

	{43}	Liquidation Proceeds collected during period							{43}	223,959

	{44}	Purchase Amounts deposited in Collection Account							{44}	0

	{45}	Investment Earnings - Collection Account							{45}	29,993

	{46}	Investment Earnings - Spread Account							{46}	48,104

	{47}	Excess amounts from Revolving Account							{47}	0

	{48}	Collection of Supplemental Servicing - Extension Fees							{48}	120

	{49}	Collection of Supplemental Servicing - Repo and Recovery Fees Advanced							{49}	9,057

	{50}	Collection of Supplemental Servicing - Late Fees							{50}	15,699

	{51}	Mandatory Note Prepayment Amount							{51}	0

	{52}	Total Available Funds							{52}		26,197,180

	Distributions:
	{53}	Base Servicing Fee - to Servicer							{53}	1,702,706

	{54}	Repo and Recovery Fees - reimbursed to Servicer							{54}	9,057

	{55}	Bank Service Charges - reimbursed to Servicer							{55}	0

	{56}	Late Fees - to Servicer							{56}	15,699

	{57}	Backup Servicing fees							{57}	1,000

		Noteholders’ Interest Distributable Amount

		Class	Beginning Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Calculated Interest
	{58}	Class A - 1	$448,000,000	0	5.37000%	18	30/360	$1,202,880	{58}	1,202,880

	{59}	Class A - 2	552,000,000	0	5.42000%	18	30/360	1,495,920	{59}	1,495,920

	{60}	Class A - 3	200,000,000	0	5.53000%	18	30/360	553,000	{60}	553,000

	{61}	Security Insurer Premiums - to MBIA							{61}	126,667

	{62}	Total Monthly Principal Amounts - to Revolving Account (During Revolving Period)							{62}	13,689,803

		Noteholders’ Principal Distributable Amount
		Class	Principal Distributable	Principal Carryover	Overcollateral Utilized	Mandatory Note Prepayment	Total Principal
	{63}	Class A - 1	0	0	0	0	$0		{63}	0

	{64}	Class A - 2	0	0	0	0	0		{64}	0

	{65}	Class A - 3	0	0	0	0	0		{65}	0

	{66}	Total distributions							{66}		18,796,732

{67}	Excess Available Funds (or Spread Account Claim Amount )								{67}		7,400,448

{68}	Deposit to Spread Account to Increase to Required Level								{68}		0

{69}	Excess Available Funds from the Collection Account to the Revolving Account to Increase to Required Level (During Revolving Period)								{69}		7,400,448

{70}	Noteholders’ Accelerated Principal Amount from the Collection Account to the Note Distribution Account (During Amortization Period)								{70}		0

{71}	Additional Amounts owed to Insurer not paid in {61} above								{71}		0

{72}	Deposit to Spread Account								{72}		$0

VlI.	CALCULATION OF ACCELERATED PRINCIPAL AMOUNT

{73}	Excess Available Funds Less Amount Sent to Increase Spread Account to Required Level {67} - {68}	{73}	$0

{74}	Pro Forma Note Balance ({13} - {9})	{74}	0

{75}	Required Pro-forma Note Balance (the product of 100%-Overcollateralization Amount {36} and the Aggregate Principal Balance {10})	{75}	0

{76}	Excess of Pro Forma Balance over Required Balance ({74} - {75})	{76}	0

{77}	Accelerated Principal Amount (lesser of {73} or {76})	{77}		$0

VIII.	CALCULATION OF ACCELERATED PAYMENT AMOUNT SHORTFALL

{78}	Pro Forma Note Balance ({13} - {9})	{78}	1,200,000,000

{79}	Required Pro-forma Note Balance (the product of 100%-Overcollateralization Amount {36} and the Aggregate Principal Balance {10})	{79}	1,116,740,396

{80}	Excess of Pro Forma Balance over Required Balance ({78} - {79})	{80}	83,259,604

{81}	Excess Available Funds Less Amount Sent to Increase Spread Account to Required Level {67} - {68}	{81}	7,400,448

{82}	Accelerated Payment Amount Shortfall ({80} - {81})	{82}		$75,859,156

IX.	RECONCILIATION OF SPREAD ACCOUNT:

			Initial					Total
{83}	Initial or Subsequent Spread Account Deposits		$25,945,989					$25,945,989

{84}	Beginning of period Spread Account balance					{84}		$25,945,989

	Additions to Spread Account

	{85}	Deposits from Collections Account ({68} + {72})				{85}	0

	{86}	Investment Earnings		{86}	48,104

	{87}	Investment Earnings - transferred to Collection Account Available Funds		{87}	(48,104)

	{88}	Investment Earnings remaining				{88}	0

	{89}	Total Additions				{89}		0

{90}	Spread Account balance available for withdrawals					{90}		25,945,989

	Requisite Amount of Spread Account
	{91}	Aggregate Principal Balance as of Initial Cutoff Date times 2.0%	25,945,989			{91}	25,945,989

	{92}	If Level I Trigger exists then greater of 6.0% of Outstanding Pool Balance and 4.0% of Aggregate Principal Balance				{92}	0

	{93}	If Level II Trigger exists then 100% of Outstanding Pool Balance (as specified by MBIA)				{93}	0

	{94}	Requisite Amount of Spread Account (If no Level I or Level II Trigger exists, {89})				{94}		25,945,989

	Withdrawals from Spread Account
	{92}	Spread Account Claim Amount				{92}	0

		Accelerated Payment Amount Shortfall =	75,859,156

	{93}	Noteholders’ Accelerated Principal Amount from the Spread Account				{93}	0

	{94}	Costs of Maintaining Security Interest not paid by Servicer				{94}	0

	{95}	To any replacement servicer any accrued and unpaid replacement servicer fees, transition costs or additional compensation				{95}	0

	{96}	Any Amounts owed to the Insurer not paid from Collection Account				{96}	0

	{97}	Backup servicer, any amounts payable by the Servicer not paid by the Servicer				{97}	0

	{98}	Remaining Funds - Holder(s) of the Certificates				{98}	0

		Total withdrawals						0

{99}	End of period Spread Account balance					{99}		25,945,989

X.	CALCULATION OF OC LEVEL AND OC PERCENTAGE

{100}	Aggregate Principal Balance + Revolving Account Balance	{100}	1,304,699,901

{101}	End of period Note Balance	{101}	1,200,000,000

{102}	Line {97} less line {98} (During Funding Period amount equal to zero)	{102}	104,699,901

{103}	OC level {99} / {97}	{103}	8.02%

{104}	Ending Spread Balance as a percentage of Aggregate Principal Balance ({96} / {97)	{104}	1.99%

{105}	OC Percentage ({100} + {101})	{105}		10.01%

By:	/s/ Connie Coffey
Name:	Connie Coffey
Title:	Senior Vice President, Treasury Reporting
Date:	June 2, 2006

AmeriCredit Automobile Receivables Trust 2006-R-M

Class A-1 5.37% Asset Backed Notes

Class A-2 5.42% Asset Backed Notes

Class A-3 5.53% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2006-R-M, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Depositor, and Wells Fargo Bank, N.A., as Trust Collateral Agent and Backup Servicer, dated as of May 10, 2006. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

The undersigned hereby certifies that no Trigger Event has occurred on the related Determination Date.

Monthly Period Beginning:	05/11/2006
Monthly Period Ending:	05/31/2006
Prev. Distribution/Close Date:	05/18/2006
Distribution Date:	06/06/2006
Days of Interest for Period:	18
Days in Collection Period:	21
Collection Periods Reported:	1
Revolving Period:	YES

I.	MONTHLY PERIOD NOTE BALANCE CALCULATION:

			Class A-1	Class A-2	Class A-3			TOTAL
{1}	Original Note Balance	{1}	$448,000,000	$552,000,000	$200,000,000			$1,200,000,000

{2}	Preliminary End of period Note Balance	{2}	$448,000,000	$552,000,000	$200,000,000			$1,200,000,000

{3}	Deficiency Amount	{3}	0	0	0			0
{4}	End of period Note Balance	{4}	$448,000,000	$552,000,000	$200,000,000			$1,200,000,000

{5}	Note Pool Factors {4} / {1}	{5}	100.0000000%	100.0000000%	100.0000000%			100.0000000%

II.	RECONCILIATION OF SPREAD ACCOUNT:

{6}	Preliminary End of period Spread Account balance						{6}	$25,945,989

{7}	Spread Account Claim Amount from preliminary certificate						{7}	0

{8}	End of period Spread Account balance						{8}	$25,945,989

III.	MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

							Cumulative	Monthly
{9}	Original Number of Receivables					{9}	76,229

{10}	Beginning of period number of Receivables					{10}	0	76,229
{11}	Number of Subsequent Receivables Purchased					{11}	0	0
{12}	Number of Receivables becoming Liquidated Receivables during period					{12}	18	18
{13}	Number of Receivables becoming Purchased Receivables during period					{13}	0	0
{14}	Number of Receivables paid off during period					{14}	347	347

{15}	End of period number of Receivables					{15}	75,864	75,864

IV.	STATISTICAL DATA: (CURRENT AND HISTORICAL)
						Original	Prev. Month	Current

{16}	Weighted Average APR of the Receivables				{16}	16.97%	16.97%	16.98%
{17}	Weighted Average Remaining Term of the Receivables				{17}	64.00	64.00	63.17
{18}	Weighted Average Original Term of Receivables				{18}	65.00	65.00	65.00
{19}	Average Receivable Balance				{19}	$17,018	$17,018	$16,920
{20}	Aggregate Realized Losses				{20}	$0	$0	$35,786
{21}	ABS Prepay Speed				{21}		0.0000	0.0851

V.	DELINQUENCY:

	Receivables with Scheduled Payment delinquent
						Units	Dollars	Percentage
	{22}	31-60 days			{22}	1,063	$17,240,551	1.33%
	{23}	61-90 days			{23}	2	31,083	0.00%
	{24}	over 90 days			{24}	0	0	0.00%

	{25}	Receivables with Scheduled Payment delinquent more than 30 days at end of period			{25}	1,065	$17,271,634	1.33%

VI. PERFORMANCE TESTS: (REVOLVING PERIOD)
Three-Month Rolling Average Delinquency Rate
{26}	Receivables with Scheduled Payment delinquent more than 60 days at end of period ({23} + {24})	{26}	$31,083

{27}	Beginning of period Principal Balance	{27}	1,297,299,453

{28}	Delinquency Ratio {26} divided by {27}	{28}		0.00%

{29}	Previous Monthly Period Delinquency Ratio	{29}		0.00%

{30}	Second previous Monthly Period Delinquency Ratio	{30}		0.00%

{31}	Three-Month Rolling Average Delinquency Rate ({28} + {29} + {30}) / 3 (N/A until August 2006 Distribution Date)	{31}		N/A

{32}	Compliance (Early Amortization Event is a Delinquency Rate greater than 4.00%.)	{32}		N/A

Three-Month Rolling Average Annualized Net Loss Ratio
{33}	Receivables becoming Liquidated Receivables during period	{33}	$259,745

{34}	Liquidation Proceeds collected during period	{34}	(223,959)

{35}	Beginning of period Principal Balance	{35}	1,297,299,453

{36}	Monthly Net Loss Ratio	{36}		0.00%

{37}	Monthly Annualized Net Loss Ratio	{37}		0.03%

{38}	Previous Monthly Annualized Net Loss Ratio	{38}		0.00%

{39}	Second Previous Monthly Annualized Net Loss Ratio	{39}		0.00%

{40}	Three-Month Rolling Average Annualized Net Loss Ratio ({37} + {38} + {39}) / 3 (N/A until August 2006 Distribution Date)	{40}		N/A

{41}	Compliance (Early Amortization Event is an Annualized Net Loss Ratio greater than 7.50%.)	{41}		N/A

VII. PERFORMANCE TESTS: (AMORTIZATION PERIOD)

Delinquency Ratio
{42}	Receivables with Scheduled Payment delinquent more than 60 days at end of period ({23} + {24})	{42}	N/A

{43}	Beginning of period Principal Balance	{43}	N/A

{44}	Delinquency Ratio {42} divided by {43}	{44}		N/A

{45}	Previous Monthly Period Delinquency Ratio	{45}		N/A

{46}	Second previous Monthly Period Delinquency Ratio	{46}		N/A

{47}	Average Delinquency Ratio ({44} + {45} + {46}) / 3	{47}		N/A

{48}	Compliance (Delinquency Test Failure is a Delinquency Ratio greater than N/A.)	{48}		N/A

Cumulative Default Rate
{49}	Defaulted Receivables in Current Period	{49}	N/A

{50}	Cumulative Defaulted Receivables from last month	{50}	N/A

{51}	Cumulative Defaulted Receivables {49} + {50}	{51}	N/A

{52}	End of Revolving Period Pool Balance	{52}	N/A

{53}	Cumulative Default Rate {51} divided by {52}	{53}		N/A

{54}	Compliance (Default Test Failure is a Cumulative Default Rate greater than N/A.)	{54}		N/A

Cumulative Net Loss Rate
{55}	Receivables becoming Liquidated Receivables during period	{55}	N/A

{56}	Liquidation Proceeds collected during period	{56}	N/A

{57}	Net Losses during period {55} + {56}	{57}	N/A

{58}	Net Losses since Initial Cut-off Date (Beginning of Period)	{58}	N/A

{59}	Cumulative Net Loss Rate before 50% of 90 Day Delinquencies ({57} + {58}) / {61}	{59}		N/A

{60}	50% of Receivables with Scheduled Payment delinquent more than 90 days at end of period	{60}	N/A

{61}	End of Revolving Period Pool Balance	{61}	N/A

{62}	Cumulative Net Loss Rate ({57} + {58} + {60}) / {61}	{62}		N/A

{63}	Compliance (Net Loss Test Failure is a Net Loss Rate greater than N/A.)	{63}		N/A

VIII. PERFORMANCE TESTS: (AMORTIZATION PERIOD & REVOLVING PERIOD)

Extension Rate
{64}	Principal Balance of Receivables extended during current period	{64}	$146,544

{65}	Beginning of Period Aggregate Principal Balance	{65}	1,297,299,453

{66}	Extension Rate {64} divided by {65}	{66}		0.01%

{67}	Previous Monthly Extension Rate	{67}		0.00%

{68}	Second previous Monthly Extension Rate	{68}		0.00%

{69}	Average Extension Rate ({66} +{67} +{68}) / 3	{69}		0.00%

{70}	Compliance (Extension Test Failure is an Extension Rate greater than 4%.)	{70}		yes

By:	/s/ Connie Coffey
Name:	Connie Coffey
Title:	Senior Vice President, Treasury Reporting
Date:	June 2, 2006